CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Cash flows from operating activities
Net loss	$ (101,370)	$ (30,118)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Unit-based compensation	8,222	8,166
Depreciation and amortization	60,416	34,348
Amortization of deferred commissions	2,238
Amortization of debt issuance cost	3,519	1,296
Change in fair value of acquisition earn-out liability	(146)	(77)
Gain on sale of short-term investment		(2,246)
Loss on disposal of property and equipment	142	47
Loss on extinguishment of debt		4,604
Changes in operating assets and liabilities:
Accounts receivable, net	(49,992)	(7,958)
Prepaid expenses and other current assets	(1,276)	726
Other noncurrent assets	(9,113)	(472)
Accounts payable and accrued liabilities	5,493	(6,284)
Deferred revenue	36,770	1,406
Changes in other liabilities	(9,169)	(9,370)
Incentive program payable	(1,581)	15,815
Net cash used in operating activities	(55,847)	9,883
Cash flows from investing activities
Capital expenditures	(11,563)	(2,712)
Payments for acquisitions - net of cash acquired	(431,399)	(244,449)
Sale of marketable securities		11,419
Net cash used in investing activities	(442,962)	(235,742)
Financing Activities
Proceeds from sale of membership units	63	85
Repurchase of membership units, net	(115)	(1,564)
Proceeds from indebtedness	492,588	480,000
Repayments of indebtedness	(5,529)	(197,979)
Debt extinguishment costs		(3,085)
Repayments of capital lease obligations	(6,449)	(5,245)
Payments of debt issuance costs	(12,941)	(11,538)
Net cash provided by financing activities	467,617	260,674
Effect of exchange rate changes on cash and cash equivalents	232	(112)
Net increase (decrease) in cash, cash equivalents and restricted cash	(30,960)	34,703
Cash - beginning of the period	79,388
Cash - end of the period	48,428	79,388
Reconciliation of cash, cash equivalents and restricted cash:
Total cash, cash equivalents and restricted cash	48,428	79,388
Supplemental Information - Cash Paid for:
Interest	62,159	22,744
Income taxes	1,825	1,223
Non-Cash Investing and Financing Activities:
Capital expenditures financed under capital lease obligations	3,218	3,612
Capital expenditures included in accounts payable and accrued liabilities	$ 2,175	432
Prepaid software, maintenance, and insurance under notes payable		112
Membership units issued in connection with acquisitions		$ 9,394